MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of depreciation of property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	55.00%
Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%